May 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. John Grzeskiewicz
Document Control – EDGAR

RE:	Tri-Continental Corporation (the “Corporation”)
File No. 333-104669/811-00266
Post-Effective Amendment to a Registration Statement on Form N-2

Dear Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Corporation does not differ from that contained in the Corporation’s Post-Effective Amendment No. 22 (Amendment). This Amendment was filed electronically on April 26, 2017.

If you have any questions regarding this filing, please contact the undersigned at (212) 716-2986 or Joseph D’Alessandro at (212) 850-1703.

Sincerely,

/s/ Matthew B. Fleischer
Matthew B. Fleischer
Associate Counsel
Ameriprise Financial, Inc.